Employee and Agent Benefits - Net Periodic Benefit Cost (Details) - Other postretirement benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Net Periodic Benefit Cost (Income)
Interest cost	$ 2.8	$ 1.9	$ 1.8
Interest cost, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Expected return on plan assets	$ (3.5)	$ (3.8)	$ (3.5)
Expected return on plan assets, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Recognized net actuarial (gain) loss	$ (0.7)	$ (0.8)	$ (0.4)
Recognized net actuarial (gain) loss, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Net periodic benefit cost (income)	$ (1.4)	$ (2.7)	$ (2.1)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	(3.1)	1.8
Amortization of gain (loss)	0.7	0.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	(2.4)	2.6
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive (income) loss	$ (3.8)	$ (0.1)